CONSOLIDATED STATEMENTS OF INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 ILS (₪) ₪ / shares		Dec. 31, 2017 ILS (₪) ₪ / shares		Dec. 31, 2016 ILS (₪) ₪ / shares
IfrsStatementsLineItems [Line Items]
Revenues, net | ₪			₪ 3,259		₪ 3,268		₪ 3,544
Cost of revenues | ₪			2,700		2,627		2,924
Gross profit | ₪			559		641		620
Selling and marketing expenses | ₪			293		269		426
General and administrative expenses | ₪			148		144		181
Credit losses | ₪			30		52		82
Income with respect to settlement agreement with Orange | ₪					108		217
Other income, net | ₪			28	[1]	31	[2]	45
Operating profit | ₪			116	[1]	315	[2]	193
Finance income | ₪			2		4		13
Finance expenses | ₪			55		184		118
Finance costs, net | ₪			53	[1]	180	[2]	105
Profit before income tax | ₪			63		135		88
Income tax expenses | ₪			7	[1]	21	[2]	36
Profit for the year | ₪			56	[1]	114		52
Attributable to:
Owners of the Company | ₪			57		114		52
Non-controlling interests | ₪			(1)
Profit for the year | ₪			₪ 56	[1]	₪ 114		₪ 52
Earnings per share
Basic | ₪ / shares			₪ 0.34		₪ 0.70		₪ 0.33
Diluted | ₪ / shares			₪ 0.34		₪ 0.69		₪ 0.33
Convenience translation into U.S. dollars [Member]
IfrsStatementsLineItems [Line Items]
Revenues, net | $		$ 870
Cost of revenues | $		720
Gross profit | $		150
Selling and marketing expenses | $		78
General and administrative expenses | $		39
Credit losses | $		8
Income with respect to settlement agreement with Orange | $
Other income, net | $		7
Operating profit | $		32
Finance income | $		1
Finance expenses | $		16
Finance costs, net | $		15
Profit before income tax | $		17
Income tax expenses | $		2
Profit for the year | $		15
Attributable to:
Owners of the Company | $		15
Non-controlling interests | $	[3]
Profit for the year | $		$ 15
Earnings per share
Basic | $ / shares		$ 0.09
Diluted | $ / shares		$ 0.09

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.
[3]	Representing an amount of less than 1 million.